Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
NOTE 20:	INCOME TAXES

Current and deferred income tax (expense) recovery

	Year ended December 31,
	2024	2023
Current tax (expense) recovery:
Current year	(498)	(2,679)
Prior year	748	(252)
	250	(2,931)

Deferred tax recovery (expense):
Current year	14,845	4,703
Prior year	(805)	(1,371)
	14,040	3,332
	14,290	401

Effective tax rate

	Year ended December 31,
	2024		2023
Income tax recovery at statutory rate of 26.5%	18,114	26.5%	28,971	26.5%
Increase (decrease) in taxes resulting from:
Foreign tax rate differential	(2,900)	(4.2)%	103	0.1%
Prior year	(57)	(0.1)%	(1,623)	(1.5)%
Non-taxable warrant loss (gain) and other permanent differences	13,207	19.3%	(23,391)	(21.4)%
Deferred tax asset not recognized	(14,074)	(20.6)%	(3,659)	(3.3)%
	14,290	20.9%	401	0.4%

Deferred tax assets and liabilities

Deferred taxes are computed at a tax rate of 26.5% based on tax rates expected to apply at the time of realization. Deferred taxes relate primarily to the timing differences on recognition of expenses relating to the depreciation of fixed assets, loss carryforwards and professional fees relating to the Company’s equity activity that are recorded as a reduction of equity.

As at December 31, 2024, the Company has analyzed the recoverability of its deferred tax assets and has concluded that it is not more likely than not that sufficient taxable profit is expected to utilize these deferred tax assets.

Movement in deferred tax asset for the years ending December 31, 2024 and 2023, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	Operating losses carried forward	Lease liability	Asset Retirement provision	Financing fees	PPE	Reserves and other	Total
As of January 1, 2023	—	4,161	126	—	10,538	12,623	27,448
Credited to statements of profit or loss	52,743	(141)	14	3,332	(5,884)	(6,564)	43,500
Deferred tax asset derecognized in the statements of profit or loss	(45,377)	—	—	—	—	—	(45,377)
Deferred tax asset derecognized in the statements of equity	—	—	—	(3,332)	—	—	(3,332)
As of December 31, 2023	7,366	4,020	140	—	4,654	6,059	22,239
Credited to statements of profit or loss	50,236	936	(1)	1,791	4,074	(1,109)	55,927
Credited to statements of equity	—	—	—	2,500	—	—	2,500
Deferred tax asset derecognized in the statements of profit or loss	(53,558)	—	—	(1,791)	—	—	(55,349)
Deferred tax asset derecognized in the statements of equity	—	—	—	(2,500)	—	—	(2,500)
As of December 31, 2024	4,044	4,956	139	—	8,728	4,950	22,817
Offsetting deferred tax liabilities as of December 31, 2024							(22,817)
Net deferred tax assets as of December 31, 2024							—

Movement in deferred tax liability for the years ending December 31, 2024 and 2023, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	PPE	ROU Asset	Reserves and other	Total
As of January 1, 2023	21,518	5,930	—	27,448
Credited to statements of profit or loss	(4,164)	(2,333)	1,288	(5,209)
As of December 31, 2023	17,354	3,597	1,288	22,239
Credited to statements of profit or loss	(14,634)	1,657	(484)	(13,461)
Charged to other comprehensive income	—	—	14,104	14,104
As of December 31, 2024	2,720	5,254	14,908	22,882
Offsetting deferred tax assets as of December 31, 2024				(22,817)
Net deferred tax liabilities as of December 31, 2024				65